FINANCIAL INSTRUMENTS (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Apr. 28, 2024	Mar. 31, 2024
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets		$ (10,768)	$ (9,613)
Trade receivables		$ 909,485	$ 697,747
Percentage of entity's revenue		2.99%
Provision of guarantees, Debtors		$ 121,342
Percentage of secured trade receivables		97.01%
Percentage of unsecured trade receivables		2.99%
Description of average payable period		As part of the policy of Arauco, it considers compliance with all accounts payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.	As part of the policy of Arauco, it considers compliance with all accounts payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.
Revolving Credits Facility [Member] | Arauco [Member]
Disclosure Of Financials Instruments [Line items]
Notional amount	$ 225,000			$ 450,000
Borrowings, maturity	February 2025
Term Loan [Member] | Arauco [Member]
Disclosure Of Financials Instruments [Line items]
Notional amount					$ 210,000	$ 210,000
Pulp [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of entity's revenue		52.40%
Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk		Sensitivity analysis considers a variation of +/- 10% of the exchange rate over the Chilean peso. This fluctuation range is considered possible given current market conditions as of the date of these consolidated financial statements. With all other variables at a constant rate, a U.S. dollar exchange rate variation of +/- 10% in relation to the Chilean peso would mean a change in the net income year after tax +/- 0.8% (equivalent to ThU.S.$ -/+ 4,027), and +/- 0.03% of equity (equivalent to ThU.S.$ -/+ 2,819).
Brazilian Real [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk		Additionally, a sensitivity analysis is carried out assuming a variation of +/- 10% in the closing exchange rate on the Brazilian real, which is considered a possible range of fluctuation given the market conditions as of the date of these consolidated financial statements. With all the other variables constant, a variation of +/- 10% in the exchange rate of the dollar on the Brazilian real would mean a variation on the net income after tax +/- 0.3% (equivalent to ThU.S.$-/+$ 1,346) and a change on the equity of +/- 1.1% (equivalent to ThU.S.$ -/+$ 99,864).
Interest Rate Risk [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk		A change of +/- 10% in the interest rate is considered a possible range of fluctuation. Such market conditions would affect the income after tax at rate of +/- 0.4% (equivalent to ThU.S.$-/+ 2,132) and +/- 0.02% (equivalent to ThU.S.$-/+ 1,473) on equity. This analysis does not include borrowings with banks at variable rates for which Arauco mitigates the risk by contracting derivative instruments.
Commodity price risk [member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk		Sensitivity analysis considers a variation of +/- 10% in the average pulp price, a possible fluctuation range given current market conditions at the date of the closing balance. With all other variables constant, a variation of +/- 10% in the average pulp price would mean a variation of +/- 48.9% (equivalent to ThU.S.$-/+ 232,923) on the income for the year 2023 after tax and +/- 1.9% (equivalent to ThU.S.$ -/+ 163,046) on equity.
Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets pledged as collateral for liabilities or contingent liabilities		$ 64
Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets pledged as collateral for liabilities or contingent liabilities		366
Open account customers [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables		$ 384,933
Percentage of entity's revenue		42.01%
Letter of credit customers [Member]
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets		$ 13,297	$ 12,473
Percentage of entity's revenue		57.05%
Other type of customers [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of entity's revenue		0.94%